PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property and equipment, net
Total cost of property and equipment	$ 90,859,597	$ 86,145,625
Less: accumulated depreciation and amortization	(14,744,509)	(9,419,406)
Property and equipment, net	76,115,088	76,726,219
Depreciation expenses	7,023,754	5,203,847	2,790,061
Building
Property and equipment, net
Total cost of property and equipment	64,073,055	63,416,230
Leasehold improvement
Property and equipment, net
Total cost of property and equipment	10,796,498	10,196,222
Computer, network equipment and software
Property and equipment, net
Total cost of property and equipment	13,141,255	10,039,490
Vehicles
Property and equipment, net
Total cost of property and equipment	854,070	1,002,949
Office equipment and furniture
Property and equipment, net
Total cost of property and equipment	$ 1,994,719	$ 1,490,734